Cover page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Entity Registrant Name	FORTIS INC.
Entity Central Index Key	0001666175
Current Fiscal Year End Date	--12-31
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	466,770,392
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-37915
Entity Incorporation, State or Country Code	A4
Entity Primary SIC Number	4911
Entity Tax Identification Number	98-0352146
Entity Address, Address Line Two	Suite 1100
Entity Address, Address Line One	5 Springdale Street
Entity Address, Address Line Three	Fortis Place
Entity Address, City or Town	St. John's
Entity Address, State or Province	NL
Entity Address, Postal Zip Code	A1E 0E4
Entity Address, Country	CA
City Area Code	709
Local Phone Number	737-2800
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	FTS
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Business Contact
Document Information [Line Items]
Contact Personnel Name	James R. Reid
Entity Address, Address Line Two	CT Corporation System
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10015
City Area Code	212
Local Phone Number	894-8940